UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Strategic Real
Return Fund

December 31, 2013

1.825846.108

RRS-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 2.2%
		Principal Amount (e)	Value
Convertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 125,000	$ 121,250
FINANCIALS - 0.3%
Diversified Financial Services - 0.1%
IAS Operating Partnership LP 5% 3/15/18 (g)		590,000	545,013
Real Estate Investment Trusts - 0.2%
Annaly Capital Management, Inc. 5% 5/15/15		700,000	708,313
CapLease, Inc. 7.5% 10/1/27 (g)		1,042,000	1,042,000
RAIT Financial Trust 4% 10/1/33		300,000	297,000
Redwood Trust, Inc. 4.625% 4/15/18		500,000	518,775
Starwood Property Trust, Inc. 4% 1/15/19		500,000	552,500
			3,118,588
Real Estate Management & Development - 0.0%
Grubb & Ellis Co. 7.95% 5/1/15 (d)(g)		360,000	720
TOTAL FINANCIALS			3,664,321
TOTAL CONVERTIBLE BONDS			3,785,571
Nonconvertible Bonds - 1.9%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.1%
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 8% 10/1/20 (g)		250,000	260,000
Times Square Hotel Trust 8.528% 8/1/26 (g)		571,330	725,678
			985,678
Household Durables - 0.4%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (g)		200,000	197,500
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (g)		120,000	120,600
D.R. Horton, Inc. 6.5% 4/15/16		189,000	206,483
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
KB Home:
8% 3/15/20		$ 140,000	$ 154,700
9.1% 9/15/17		330,000	386,925
Lennar Corp.:
4.125% 12/1/18		260,000	261,300
5.6% 5/31/15		284,000	301,040
M/I Homes, Inc. 8.625% 11/15/18		1,181,000	1,278,433
Meritage Homes Corp. 7% 4/1/22		470,000	497,025
Ryland Group, Inc. 8.4% 5/15/17		129,000	150,285
Standard Pacific Corp.:
8.375% 5/15/18		1,458,000	1,713,150
10.75% 9/15/16		301,000	362,705
William Lyon Homes, Inc.:
8.5% 11/15/20		190,000	205,675
8.5% 11/15/20 (g)		90,000	97,425
			5,933,246
TOTAL CONSUMER DISCRETIONARY			6,918,924
FINANCIALS - 1.3%
Diversified Financial Services - 0.1%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp. 7.75% 2/15/18 (g)		220,000	232,650
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16		508,000	518,160
			750,810
Real Estate Investment Trusts - 0.7%
Camden Property Trust 5% 6/15/15		265,000	280,086
Commercial Net Lease Realty, Inc. 6.15% 12/15/15		214,000	233,989
Developers Diversified Realty Corp.:
7.5% 7/15/18		563,000	669,700
9.625% 3/15/16		526,000	616,653
DuPont Fabros Technology LP 5.875% 9/15/21		300,000	309,750
Equity One, Inc.:
5.375% 10/15/15		95,000	102,004
6% 9/15/16		189,000	209,996
6.25% 1/15/17		189,000	211,059
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Health Care Property Investors, Inc.:
6% 3/1/15		$ 284,000	$ 300,573
6.3% 9/15/16		900,000	1,013,428
7.072% 6/8/15		95,000	102,797
Healthcare Realty Trust, Inc.:
3.75% 4/15/23		177,000	163,497
6.5% 1/17/17		119,000	133,410
Hospitality Properties Trust:
5.625% 3/15/17		292,000	317,089
6.7% 1/15/18		189,000	211,955
7.875% 8/15/14		95,000	95,771
iStar Financial, Inc.:
6.05% 4/15/15		618,000	649,673
7.125% 2/15/18		265,000	292,163
9% 6/1/17		395,000	462,644
Lexington Corporate Properties Trust 4.25% 6/15/23 (g)		500,000	472,874
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 2/15/22		170,000	175,950
National Retail Properties, Inc. 6.875% 10/15/17		379,000	439,261
Omega Healthcare Investors, Inc. 7.5% 2/15/20		189,000	206,010
Potlatch Corp. 7.5% 11/1/19		189,000	214,515
Prologis LP 7.625% 7/1/17		297,000	339,742
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		189,000	222,052
Senior Housing Properties Trust 6.75% 4/15/20		134,000	148,790
United Dominion Realty Trust, Inc.:
5.25% 1/15/15		95,000	98,955
5.25% 1/15/16		189,000	202,875
			8,897,261
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP:
6% 4/1/16		189,000	206,085
7.5% 5/15/15		95,000	103,177
CBRE Group, Inc. 5% 3/15/23		270,000	259,538
First Industrial LP 5.75% 1/15/16		189,000	202,017
Howard Hughes Corp. 6.875% 10/1/21 (g)		345,000	358,800
Kennedy-Wilson, Inc. 8.75% 4/1/19		590,000	647,525
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Mid-America Apartments LP:
6.05% 9/1/16 (g)		$ 284,000	$ 314,691
6.25% 6/15/14 (g)		302,000	309,496
Regency Centers LP 5.875% 6/15/17		114,000	127,049
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19		141,000	148,082
			2,676,460
Thrifts & Mortgage Finance - 0.3%
Wrightwood Capital LLC 1.9% 4/20/20 (d)		4,480,340	4,473,620
TOTAL FINANCIALS			16,798,151
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21 (g)		60,000	61,050
7.75% 2/15/19		195,000	209,625
			270,675
Health Care Providers & Services - 0.1%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		532,000	574,560
TOTAL HEALTH CARE			845,235
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17		165,000	173,250
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		379,000	410,253
TOTAL NONCONVERTIBLE BONDS			25,145,813
TOTAL CORPORATE BONDS (Cost $27,519,962)			28,931,384
U.S. Treasury Inflation Protected Obligations - 26.7%
		Principal Amount (e)	Value
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43		$ 5,689,040	$ 4,372,784
0.75% 2/15/42		8,372,646	6,729,841
1.75% 1/15/28		6,551,094	7,011,459
2% 1/15/26		11,424,277	12,655,060
2.125% 2/15/40		4,958,965	5,567,792
2.125% 2/15/41		4,220,338	4,738,980
2.375% 1/15/25		11,522,391	13,247,155
2.375% 1/15/27		10,754,952	12,388,780
2.5% 1/15/29		5,589,476	6,562,391
3.625% 4/15/28		5,158,254	6,820,986
3.875% 4/15/29		8,030,192	11,002,929
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16		15,456,397	15,881,448
0.125% 4/15/17		11,877,212	12,215,439
0.125% 4/15/18		9,346,293	9,536,134
0.125% 1/15/22		16,459,603	15,815,357
0.125% 7/15/22		15,793,669	15,126,749
0.125% 1/15/23		12,851,003	12,132,658
0.375% 7/15/23		13,850,232	13,350,862
0.5% 4/15/15		9,707,474	9,928,543
0.625% 7/15/21		6,861,342	6,965,600
1.125% 1/15/21		14,707,843	15,457,605
1.25% 7/15/20		20,875,542	22,338,450
1.375% 7/15/18		5,348,496	5,801,449
1.375% 1/15/20		13,380,155	14,373,217
1.625% 1/15/15		8,963,683	9,240,293
1.625% 1/15/18		2,321,201	2,524,125
1.875% 7/15/15		9,200,453	9,705,043
1.875% 7/15/19		12,421,121	13,810,734
2% 1/15/16		7,808,002	8,327,413
2.125% 1/15/19		957,326	1,069,625
2.375% 1/15/17		8,344,759	9,188,689
2.5% 7/15/16		18,193,531	19,975,223
2.625% 7/15/17		9,041,440	10,176,565
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $349,754,142)			344,039,378
Asset-Backed Securities - 1.1%
		Principal Amount (e)	Value
Capital Trust RE CDO Ltd. Series 2005-3A Class A2, 5.16% 6/25/35 (g)		$ 38,812	$ 38,812
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.4936% 1/20/37 (g)(h)		82,415	79,222
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (g)		1,048,048	1,037,567
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.4929% 4/7/52 (g)(h)		252,444	242,977
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		284,000	263,504
Series 2002-2 Class M2, 9.163% 3/1/33 (h)		474,000	407,678
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (g)		556,208	323,157
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (g)		642,180	646,739
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		357,723	347,201
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.6026% 11/28/39 (g)(h)		925,436	27,763
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.8146% 9/25/46 (g)(h)		750,000	635,625
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		758,573	370,996
Merit Securities Corp. Series 13 Class M1, 7.8656% 12/28/33 (h)		1,900,000	2,026,683
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9126% 8/28/38 (g)(h)		131,130	129,819
Class C1B, 7.696% 8/28/38 (g)		1,211,876	1,042,214
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		51,094	18,743
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.8878% 2/5/36 (g)(h)		312,358	31
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7459% 9/25/26 (g)(h)		568,000	390,500
Series 2006-1A:
Class A1A, 0.5059% 9/25/26 (g)(h)		18,744	18,697
Class A1B, 0.5759% 9/25/26 (g)(h)		609,000	584,336
Class B, 0.6059% 9/25/26 (g)(h)		400,000	395,800
Class C, 0.7759% 9/25/26 (g)(h)		750,000	730,875
Class D, 0.8759% 9/25/26 (g)(h)		250,000	234,375
Class E, 0.9759% 9/25/26 (g)(h)		250,000	233,125
Class F, 1.3959% 9/25/26 (g)(h)		556,000	510,130
Class G, 1.5959% 9/25/26 (g)(h)		306,000	279,623
Class H, 1.8959% 9/25/26 (g)(h)		814,000	741,798
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.5591% 11/21/40 (g)(h)		$ 1,781,223	$ 1,656,537
Class F, 2.1891% 11/21/40 (g)(h)		1,500,000	300,000
TOTAL ASSET-BACKED SECURITIES (Cost $14,528,175)			13,714,527
Collateralized Mortgage Obligations - 0.0%

Private Sponsor - 0.0%
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.3466% 6/15/22 (g)(h)		117,642	116,319
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.6944% 1/25/19 (g)(h)		21,595	9,499
Class B4, 4.6944% 1/25/19 (g)(h)		43,191	15,667
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.5328% 12/25/46 (g)(h)		189,000	200,641
Series 2010-K7 Class B, 5.6189% 4/25/20 (g)(h)		95,000	101,244
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (g)		44,569	47,120
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $414,350)			490,490
Commercial Mortgage Securities - 1.6%

ACGS Series 2004-1 Class P, 7.4605% 8/1/19 (k)		985,659	977,573
Banc of America Commercial Mortgage Trust Series 2005-1 Class CJ, 5.4659% 11/10/42 (h)		275,000	288,463
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.1666% 3/15/22 (g)(h)		90,411	68,043
Banc of America REMIC Trust Series 2012-CLMZ Class A, 7.6666% 8/15/17 (g)(h)		210,000	215,775
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.6105% 3/11/39 (h)		568,000	590,163
CGBAM Commercial Mortgage Trust Series 2013-D Class D, 3.018% 5/15/30 (g)(h)		250,000	250,629
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (g)		379,000	345,095
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.107% 9/10/46 (h)		250,000	222,300
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (g)(h)	CAD	1,605,000	1,359,033
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Claregold Trust Series 2007-2A: - continued
Class G, 5.01% 5/15/44 (g)(h)	CAD	351,000	$ 282,122
Class H, 5.01% 5/15/44 (g)(h)	CAD	235,000	165,840
Class J, 5.01% 5/15/44 (g)(h)	CAD	235,000	158,026
Class K, 5.01% 5/15/44 (g)(h)	CAD	118,000	68,862
Class L, 5.01% 5/15/44 (g)(h)	CAD	421,000	224,096
Class M, 5.01% 5/15/44 (g)(h)	CAD	1,927,737	937,818
COMM Mortgage Trust Series 2013-CR10 Class D, 4.958% 8/10/46 (g)(h)		200,000	176,700
COMM Mortgage Trust pass-thru certificates:
floater Series 2006-FL12 Class AJ, 0.2966% 12/15/20 (g)(h)		107,345	106,008
Series 2005-LP5 Class F, 5.4652% 5/10/43 (g)(h)		200,000	207,792
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C2 Class F, 6.75% 11/15/30 (g)		153,453	159,179
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.73% 11/10/46 (g)(h)		580,000	589,326
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		145,958	145,785
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.4% 6/10/31 (g)(h)		20,617	20,614
Extended Stay America Trust Series 2013-ESHM Class M, 7.625% 12/5/19 (g)		397,500	397,690
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.6621% 12/25/43 (h)(j)		1,156,048	166,476
Series K012 Class X3, 2.3659% 1/25/41 (h)(j)		665,148	85,607
Series K013 Class X3, 2.885% 1/25/43 (h)(j)		1,124,000	179,093
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (g)		97,020	97,262
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class G, 6.75% 4/15/29 (h)		165,396	181,933
Series 1999-C3 Class J, 6.974% 8/15/36 (g)		516,000	529,301
Series 2000-C1 Class K, 7% 3/15/33		5,847	5,969
GS Mortgage Securities Trust Series 2012-GCJ7:
Class C, 5.9066% 5/10/45 (h)		500,000	530,746
Class D, 5.9066% 5/10/45 (g)(h)		500,000	489,718
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.6935% 12/5/27 (g)(h)		641,000	715,410
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (g)		1,000,000	1,039,490
Series 2010-CNTR Class D, 6.3899% 8/5/32 (g)(h)		284,000	306,095
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (g)		35,707	36,135
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
LB-UBS Commercial Mortgage Trust Series 2006-C4 Class AJ, 6.0747% 6/15/38 (h)		$ 589,000	$ 611,570
LSTAR Commercial Mortgage Trust Series 2011-1:
Class B, 5.4295% 6/25/43 (g)(h)		443,000	453,848
Class D, 5.4295% 6/25/43 (g)(h)		365,500	364,408
Mach One Trust LLC Series 2004-1A Class H, 6.283% 5/28/40 (g)(h)		120,000	124,164
Mezz Capital Commercial Mortgage Trust:
sequential payer Series 2004-C2 Class A, 5.318% 10/15/40 (g)		523,547	473,810
Series 2005-C3 Class D, 7.7% 5/15/44 (g)		600,000	60
Morgan Stanley BAML Trust Series 2013-C12 Class D, 4.935% 10/15/46 (g)		250,000	217,734
Morgan Stanley Capital I Trust:
sequential payer Series 2006-HQ10 Class AM, 5.36% 11/12/41		881,000	966,315
Series 1997-RR Class F, 7.4278% 4/30/39 (g)(h)		40,543	40,543
Series 1998-CF1 Class G, 7.35% 7/15/32 (g)		385,401	293,770
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		758,000	824,624
Series 2011-C2:
Class D, 5.4828% 6/15/44 (g)(h)		358,000	364,661
Class E, 5.4828% 6/15/44 (g)(h)		454,000	449,319
Class F, 5.4828% 6/15/44 (g)(h)		343,000	295,614
Class XB, 0.5344% 6/15/44 (g)(h)(j)		12,067,221	387,261
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)		230,537	294,810
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (g)		474,000	483,333
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.7416% 7/15/24 (g)(h)		341,000	306,900
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		379,000	379,215
Series 2004-C12 Class D, 5.4697% 7/15/41 (h)		426,000	432,225
Series 2004-C14 Class B, 5.17% 8/15/41		632,000	644,447
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.3237% 3/15/45 (g)(h)		220,000	166,502
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $19,561,921)			20,895,300
Common Stocks - 13.2%
	Shares	Value
CONSUMER DISCRETIONARY - 0.8%
Household Durables - 0.8%
Stanley Martin Communities LLC Class B (a)	6,300	$ 9,716,049
FINANCIALS - 12.2%
Capital Markets - 0.0%
Ellington Financial LLC	11,400	258,438
Real Estate Investment Trusts - 12.0%
Acadia Realty Trust (SBI)	182,990	4,543,642
Alexandria Real Estate Equities, Inc.	66,735	4,245,681
American Residential Properties, Inc.	17,100	293,436
American Tower Corp.	18,100	1,444,742
Anworth Mortgage Asset Corp.	63,600	267,756
Apartment Investment & Management Co. Class A	50,800	1,316,228
Arbor Realty Trust, Inc.	42,100	280,386
Associated Estates Realty Corp.	19,800	317,790
AvalonBay Communities, Inc.	35,059	4,145,026
BioMed Realty Trust, Inc.	35,300	639,636
Blackstone Mortgage Trust, Inc.	1,300	35,269
Boston Properties, Inc.	66,601	6,684,742
Camden Property Trust (SBI)	37,414	2,128,108
CBL & Associates Properties, Inc.	141,069	2,533,599
Cedar Shopping Centers, Inc.	112,663	705,270
Chambers Street Properties	24,491	187,356
Chesapeake Lodging Trust	29,666	750,253
Coresite Realty Corp.	33,000	1,062,270
Cousins Properties, Inc.	266,100	2,740,830
CYS Investments, Inc.	72,180	534,854
Douglas Emmett, Inc.	33,300	775,557
DuPont Fabros Technology, Inc.	37,400	924,154
Dynex Capital, Inc.	68,000	544,000
EastGroup Properties, Inc.	8,900	515,577
Equity Lifestyle Properties, Inc.	135,673	4,915,433
Equity One, Inc.	128,026	2,872,903
Equity Residential (SBI)	85,313	4,425,185
Essex Property Trust, Inc.	33,058	4,744,154
Excel Trust, Inc.	71,428	813,565
Federal Realty Investment Trust (SBI)	3,200	324,512
FelCor Lodging Trust, Inc.	55,400	452,064
First Industrial Realty Trust, Inc.	100,200	1,748,490
First Potomac Realty Trust	45,500	529,165
General Growth Properties, Inc.	61,866	1,241,651
Glimcher Realty Trust	316,051	2,958,237
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Hatteras Financial Corp.	17,900	$ 292,486
HCP, Inc.	90,313	3,280,168
Health Care REIT, Inc.	39,875	2,136,104
Highwoods Properties, Inc. (SBI)	10,300	372,551
Host Hotels & Resorts, Inc.	135,481	2,633,751
Kilroy Realty Corp.	37,000	1,856,660
Kite Realty Group Trust	135,933	893,080
LaSalle Hotel Properties (SBI)	104,300	3,218,698
Lexington Corporate Properties Trust (f)	137,400	1,402,854
LTC Properties, Inc.	16,100	569,779
MFA Financial, Inc.	506,166	3,573,532
Mid-America Apartment Communities, Inc.	98,864	6,004,999
Monmouth Real Estate Investment Corp. Class A	15,500	140,895
National Retail Properties, Inc.	6,500	197,145
Newcastle Investment Corp.	93,900	538,986
NorthStar Realty Finance Corp.	42,300	568,935
Piedmont Office Realty Trust, Inc. Class A	169,800	2,805,096
Prologis, Inc.	251,168	9,280,658
Public Storage	54,134	8,148,250
Redwood Trust, Inc.	33,100	641,147
Select Income (REIT)	16,966	453,671
Senior Housing Properties Trust (SBI)	33,700	749,151
Simon Property Group, Inc.	115,073	17,509,508
SL Green Realty Corp.	58,119	5,369,033
Stag Industrial, Inc.	31,900	650,441
Summit Hotel Properties, Inc.	21,800	196,200
Sun Communities, Inc.	21,050	897,572
Sunstone Hotel Investors, Inc.	61,518	824,341
Terreno Realty Corp.	62,000	1,097,400
The Macerich Co.	3,913	230,437
Two Harbors Investment Corp.	54,500	505,760
UDR, Inc.	64,100	1,496,735
Ventas, Inc.	175,847	10,072,516
Vornado Realty Trust	13,247	1,176,201
Washington REIT (SBI)	17,600	411,136
Weyerhaeuser Co.	80,374	2,537,407
WP Carey, Inc.	5,000	306,750
		155,681,554
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.2%
Forest City Enterprises, Inc. Class A (a)	85,331	$ 1,629,822
Kennedy-Wilson Holdings, Inc.	28,000	623,000
		2,252,822
TOTAL FINANCIALS		158,192,814
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Brookdale Senior Living, Inc. (a)	13,300	361,494
Emeritus Corp. (a)	118,901	2,571,829
		2,933,323
TOTAL COMMON STOCKS (Cost $182,666,970)		170,842,186
Preferred Stocks - 1.8%

Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.2%
CommonWealth REIT 6.50%	22,800	467,628
Excel Trust, Inc. 7.00% (g)	43,800	1,052,952
Health Care REIT, Inc. Series I, 6.50%	3,800	195,225
Lexington Corporate Properties Trust Series C, 6.50%	13,700	602,800
		2,318,605
Nonconvertible Preferred Stocks - 1.6%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Red Lion Hotels Capital Trust 9.50%	25,153	643,917
FINANCIALS - 1.6%
Real Estate Investment Trusts - 1.6%
AG Mortgage Investment Trust, Inc. 8.00%	12,379	267,882
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	81,500	8
Series B, 9.25% (a)	233,544	23
American Homes 4 Rent Series A, 5.00%	20,000	499,800
Annaly Capital Management, Inc.:
Series A, 7.875%	35,200	858,880
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Annaly Capital Management, Inc.: - continued
Series C, 7.625%	2,324	$ 51,477
Series D, 7.50%	11,671	256,762
Anworth Mortgage Asset Corp. Series A, 8.625%	41,700	1,019,565
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625%	13,174	327,374
Apollo Residential Mortgage, Inc. Series A, 8.00%	11,647	250,993
Arbor Realty Trust, Inc. Series A, 8.25%	8,989	214,837
Armour Residential REIT, Inc. Series B, 7.875%	5,645	113,803
CBL & Associates Properties, Inc. Series D, 7.375%	10,347	245,741
Cedar Shopping Centers, Inc. Series B, 7.25%	12,171	279,933
CenterPoint Properties Trust Series D, 5.377%	5,280	3,432,000
Chesapeake Lodging Trust Series A, 7.75%	4,050	99,590
Coresite Realty Corp. Series A, 7.25%	11,776	265,902
Cousins Properties, Inc. Series B, 7.50%	8,259	207,714
CYS Investments, Inc. Series A, 7.75%	2,162	44,948
DDR Corp.:
Series J, 6.50%	6,519	142,114
Series K, 6.25%	5,623	117,408
Digital Realty Trust, Inc. Series G, 5.875%	6,286	114,091
Duke Realty LP Series L, 6.60%	1,034	23,420
Dynex Capital, Inc.:
Series A, 8.50%	20,755	472,591
Series B, 7.625%	10,545	216,067
Equity Lifestyle Properties, Inc. Series C, 6.75%	29,989	685,249
Essex Property Trust, Inc. Series H, 7.125%	1,900	48,697
Excel Trust, Inc. Series B, 8.125%	24,000	622,800
First Potomac Realty Trust 7.75%	22,008	531,493
General Growth Properties, Inc. Series A, 6.375%	1,647	33,187
Glimcher Realty Trust:
6.875%	702	15,163
Series G, 8.125%	3,562	89,157
Series H, 7.50%	2,898	66,915
Hatteras Financial Corp. Series A, 7.625%	5,740	118,588
Hudson Pacific Properties, Inc. 8.375%	11,698	306,605
Invesco Mortgage Capital, Inc. Series A, 7.75%	6,507	139,705
iStar Financial, Inc.:
Series E, 7.875%	3,811	89,063
Series F, 7.80%	17,116	389,047
Series G, 7.65%	6,000	137,040
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Kite Realty Group Trust 8.25%	900	$ 22,725
LaSalle Hotel Properties:
Series G, 7.25%	6,119	144,837
Series I, 6.375%	3,663	73,919
LBA Realty Fund II Series B, 7.625%	27,795	543,392
MFA Financial, Inc.:
8.00%	11,262	275,919
Series B, 7.50%	64,227	1,406,571
National Retail Properties, Inc. 5.70%	3,272	62,168
New York Mortgage Trust, Inc. Series B, 7.75%	8,886	178,609
NorthStar Realty Finance Corp.:
Series B, 8.25%	7,991	181,316
Series C, 8.875%	10,582	252,910
Series D, 8.50%	6,986	162,704
Pebblebrook Hotel Trust:
Series A, 7.875%	11,500	287,155
Series B, 8.00%	7,600	190,304
Series C, 6.50%	5,758	117,233
Pennsylvania (REIT) 7.375%	4,082	96,866
Prologis, Inc. Series Q, 8.54%	3,700	200,540
PS Business Parks, Inc. Series U, 5.75%	6,700	129,645
Saul Centers, Inc.:
Series A, 8.00%	3,440	88,580
Series C, 6.875%	14,926	331,059
Stag Industrial, Inc. Series A, 9.00%	40,000	1,056,000
Strategic Hotel & Resorts, Inc. Series A, 8.50%	4,614	110,644
Summit Hotel Properties, Inc.:
Series B, 7.875%	9,827	234,276
Series C, 7.125%	6,788	146,892
Sun Communities, Inc. Series A, 7.125%	15,940	377,778
Taubman Centers, Inc. Series K, 6.25%	4,319	85,732
Terreno Realty Corp. Series A, 7.75%	5,000	122,500
UMH Properties, Inc. Series A, 8.25%	14,000	352,100
Weingarten Realty Investors (SBI) Series F, 6.50%	6,320	143,022
		20,171,028
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Management & Development - 0.0%
Kennedy-Wilson, Inc. 7.75%	7,372	$ 179,803
TOTAL FINANCIALS		20,350,831
TOTAL NONCONVERTIBLE PREFERRED STOCKS		20,994,748
TOTAL PREFERRED STOCKS (Cost $33,068,331)		23,313,353
Bank Loan Obligations - 1.1%
	Principal Amount (e)
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.3%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (h)	$ 250,000	248,750
CityCenter Holdings LLC Tranche B, term loan 5% 10/16/20 (h)	80,000	81,000
Cooper Hotel Group REL 12% 11/6/17	999,369	1,049,337
Extended Stay America, Inc. REL 9.625% 12/1/19	1,125,000	1,153,125
Four Seasons Holdings, Inc. Tranche 2LN, term loan 6.25% 12/27/20 (h)	20,000	20,450
La Quinta:
Tranche A, term loan 11.375% 7/6/14 (h)	277,850	282,379
Tranche B, term loan 11.375% 7/6/14 (h)	208,389	211,786
Tranche D, term loan 14.9% 7/6/14 (h)	1,000,000	1,020,000
		4,066,827
Multiline Retail - 0.0%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (h)	139,300	136,340
Specialty Retail - 0.1%
The Pep Boys - Manny, Moe & Jack Tranche B, term loan 4.25% 10/11/18 (h)	282,150	282,150
TOTAL CONSUMER DISCRETIONARY		4,485,317
Bank Loan Obligations - continued
	Principal Amount (e)	Value
FINANCIALS - 0.6%
Diversified Financial Services - 0.3%
Blackstone REL 10% 10/1/17	$ 2,987,839	$ 3,047,596
BRE Select Hotels Corp. REL 5.917% 5/9/18 (h)	503,337	507,867
		3,555,463
Real Estate Investment Trusts - 0.0%
iStar Financial, Inc. Tranche B, term loan 4.5% 10/15/17 (h)	473,990	475,768
Real Estate Management & Development - 0.3%
CBRE Group, Inc. Tranche B, term loan 2.915% 3/28/21 (h)	84,363	84,679
CityCenter REL 8.75% 7/12/14 (h)	2,067,092	2,067,092
Equity Inns Reality LLC Tranche A, term loan 11% 11/4/14 (h)	1,097,915	977,815
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (h)	30,589	30,512
Realogy Group LLC Tranche B, term loan 4.5% 3/5/20 (h)	565,725	571,382
		3,731,480
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (h)	44,663	45,277
TOTAL FINANCIALS		7,807,988
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Community Health Systems, Inc. term loan 3.7369% 1/25/17 (h)	91,500	91,500
INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (h)	720,794	706,378
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Crown Castle Operating Co. Tranche A, term loan 2.67% 1/31/19 (h)	177,792	177,792
Bank Loan Obligations - continued
	Principal Amount (e)	Value
UTILITIES - 0.0%
Electric Utilities - 0.0%
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (h)	$ 467,065	$ 472,343
TOTAL BANK LOAN OBLIGATIONS (Cost $13,655,784)		13,741,318
Commodity Funds - 23.8%

Fidelity Commodity Strategy Central Fund (i) (Cost $404,809,943)	32,353,985	307,686,395
Fixed-Income Funds - 27.1%
	Shares
Fidelity Floating Rate Central Fund (i) (Cost $332,056,386)	3,254,305	349,740,158
Preferred Securities - 0.0%
	Principal Amount (e)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (g) (Cost $567,389)	$ 500,000	25,000
Money Market Funds - 0.6%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	7,162,022	7,162,022
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	289,800	289,800
TOTAL MONEY MARKET FUNDS (Cost $7,451,822)		7,451,822
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $1,386,055,175)		1,280,871,311
NET OTHER ASSETS (LIABILITIES) - 0.8%		10,447,790
NET ASSETS - 100%		$ 1,291,319,101
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $30,249,457 or 2.3% of net assets.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $977,573 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4605% 8/1/19	2/17/11	$ 954,477
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,284
Fidelity Commodity Strategy Central Fund	97,687
Fidelity Floating Rate Central Fund	4,685,387
Fidelity Securities Lending Cash Central Fund	379
Total	$ 4,785,737
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 326,292,334	$ -	$ 15,430,270	$ 307,686,395	95.1%
Fidelity Floating Rate Central Fund	378,972,351	-	33,003,884	349,740,158	25.1%
Total	$ 705,264,685	$ -	$ 48,434,154	$ 657,426,553
Other Information

The following is a summary of the inputs used, as of December 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,359,966	$ 643,917	$ -	$ 9,716,049
Financials	180,862,250	176,182,042	1,248,177	3,432,031
Health Care	2,933,323	2,933,323	-	-
Corporate Bonds	28,931,384	-	24,457,044	4,474,340
U.S. Government and Government Agency Obligations	344,039,378	-	344,039,378	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Asset-Backed Securities	$ 13,714,527	$ -	$ 7,915,075	$ 5,799,452
Collateralized Mortgage Obligations	490,490	-	465,324	25,166
Commercial Mortgage Securities	20,895,300	-	15,414,640	5,480,660
Bank Loan Obligations	13,741,318	-	4,402,136	9,339,182
Fixed-Income Funds	349,740,158	349,740,158	-	-
Preferred Securities	25,000	-	-	25,000
Money Market Funds	7,451,822	7,451,822	-	-
Commodity Funds	307,686,395	307,686,395	-	-
Total Investments in Securities:	$ 1,280,871,311	$ 844,637,657	$ 397,941,774	$ 38,291,880
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 39,004,593
Net Realized Gain (Loss) on Investment Securities	106,041
Net Unrealized Gain (Loss) on Investment Securities	1,367,852
Cost of Purchases	20,529
Proceeds of Sales	(2,719,384)
Amortization/Accretion	205,997
Transfers into Level 3	306,252
Transfers out of Level 3	-
Ending Balance	$ 38,291,880
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2013	$ 1,369,302

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $1,402,038,581. Net unrealized depreciation aggregated $121,167,270, of which $41,553,745 related to appreciated investment securities and $162,721,015 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities and U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. For equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 12/31/13	Valuation Technique (s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Asset-Backed Securities	$ 969,896	Discounted cash flow	Yield	7.5% - 10% / 8.3%	Decrease
Collateralized Mortgage Obligations	$ 25,166	Discounted cash flow	Yield	10.5% - 11% / 10.8%	Decrease
Commercial Mortgage Securities	$ 668,714	Discounted cash flow	Yield	14.0%	Decrease
		Market comparable	Spread	13.9%	Decrease
			Quoted price	$90.00	Increase
Common Stocks	$ 9,716,049	Adjusted book value	Book value multiple	1.3	Increase
Corporate Bonds	$ 4,473,620	Discounted cash flow	Discount rate	15.0%	Decrease
Bank Loan Obligations	$ 3,624,296	Discounted cash flow	Yield	8.7% - 10.7% / 9.4%	Decrease
		Market comparable	Transaction price	$100.90	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Strategic
Real Return Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2013

Class A, Class T, Class B, Class C
and Institutional Class
are classes of Fidelity®
Strategic Real Return Fund

1.828814.108

ARRS-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 2.2%
		Principal Amount (e)	Value
Convertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 125,000	$ 121,250
FINANCIALS - 0.3%
Diversified Financial Services - 0.1%
IAS Operating Partnership LP 5% 3/15/18 (g)		590,000	545,013
Real Estate Investment Trusts - 0.2%
Annaly Capital Management, Inc. 5% 5/15/15		700,000	708,313
CapLease, Inc. 7.5% 10/1/27 (g)		1,042,000	1,042,000
RAIT Financial Trust 4% 10/1/33		300,000	297,000
Redwood Trust, Inc. 4.625% 4/15/18		500,000	518,775
Starwood Property Trust, Inc. 4% 1/15/19		500,000	552,500
			3,118,588
Real Estate Management & Development - 0.0%
Grubb & Ellis Co. 7.95% 5/1/15 (d)(g)		360,000	720
TOTAL FINANCIALS			3,664,321
TOTAL CONVERTIBLE BONDS			3,785,571
Nonconvertible Bonds - 1.9%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.1%
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 8% 10/1/20 (g)		250,000	260,000
Times Square Hotel Trust 8.528% 8/1/26 (g)		571,330	725,678
			985,678
Household Durables - 0.4%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (g)		200,000	197,500
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (g)		120,000	120,600
D.R. Horton, Inc. 6.5% 4/15/16		189,000	206,483
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
KB Home:
8% 3/15/20		$ 140,000	$ 154,700
9.1% 9/15/17		330,000	386,925
Lennar Corp.:
4.125% 12/1/18		260,000	261,300
5.6% 5/31/15		284,000	301,040
M/I Homes, Inc. 8.625% 11/15/18		1,181,000	1,278,433
Meritage Homes Corp. 7% 4/1/22		470,000	497,025
Ryland Group, Inc. 8.4% 5/15/17		129,000	150,285
Standard Pacific Corp.:
8.375% 5/15/18		1,458,000	1,713,150
10.75% 9/15/16		301,000	362,705
William Lyon Homes, Inc.:
8.5% 11/15/20		190,000	205,675
8.5% 11/15/20 (g)		90,000	97,425
			5,933,246
TOTAL CONSUMER DISCRETIONARY			6,918,924
FINANCIALS - 1.3%
Diversified Financial Services - 0.1%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp. 7.75% 2/15/18 (g)		220,000	232,650
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16		508,000	518,160
			750,810
Real Estate Investment Trusts - 0.7%
Camden Property Trust 5% 6/15/15		265,000	280,086
Commercial Net Lease Realty, Inc. 6.15% 12/15/15		214,000	233,989
Developers Diversified Realty Corp.:
7.5% 7/15/18		563,000	669,700
9.625% 3/15/16		526,000	616,653
DuPont Fabros Technology LP 5.875% 9/15/21		300,000	309,750
Equity One, Inc.:
5.375% 10/15/15		95,000	102,004
6% 9/15/16		189,000	209,996
6.25% 1/15/17		189,000	211,059
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Health Care Property Investors, Inc.:
6% 3/1/15		$ 284,000	$ 300,573
6.3% 9/15/16		900,000	1,013,428
7.072% 6/8/15		95,000	102,797
Healthcare Realty Trust, Inc.:
3.75% 4/15/23		177,000	163,497
6.5% 1/17/17		119,000	133,410
Hospitality Properties Trust:
5.625% 3/15/17		292,000	317,089
6.7% 1/15/18		189,000	211,955
7.875% 8/15/14		95,000	95,771
iStar Financial, Inc.:
6.05% 4/15/15		618,000	649,673
7.125% 2/15/18		265,000	292,163
9% 6/1/17		395,000	462,644
Lexington Corporate Properties Trust 4.25% 6/15/23 (g)		500,000	472,874
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 2/15/22		170,000	175,950
National Retail Properties, Inc. 6.875% 10/15/17		379,000	439,261
Omega Healthcare Investors, Inc. 7.5% 2/15/20		189,000	206,010
Potlatch Corp. 7.5% 11/1/19		189,000	214,515
Prologis LP 7.625% 7/1/17		297,000	339,742
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		189,000	222,052
Senior Housing Properties Trust 6.75% 4/15/20		134,000	148,790
United Dominion Realty Trust, Inc.:
5.25% 1/15/15		95,000	98,955
5.25% 1/15/16		189,000	202,875
			8,897,261
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP:
6% 4/1/16		189,000	206,085
7.5% 5/15/15		95,000	103,177
CBRE Group, Inc. 5% 3/15/23		270,000	259,538
First Industrial LP 5.75% 1/15/16		189,000	202,017
Howard Hughes Corp. 6.875% 10/1/21 (g)		345,000	358,800
Kennedy-Wilson, Inc. 8.75% 4/1/19		590,000	647,525
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Mid-America Apartments LP:
6.05% 9/1/16 (g)		$ 284,000	$ 314,691
6.25% 6/15/14 (g)		302,000	309,496
Regency Centers LP 5.875% 6/15/17		114,000	127,049
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19		141,000	148,082
			2,676,460
Thrifts & Mortgage Finance - 0.3%
Wrightwood Capital LLC 1.9% 4/20/20 (d)		4,480,340	4,473,620
TOTAL FINANCIALS			16,798,151
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21 (g)		60,000	61,050
7.75% 2/15/19		195,000	209,625
			270,675
Health Care Providers & Services - 0.1%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		532,000	574,560
TOTAL HEALTH CARE			845,235
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17		165,000	173,250
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		379,000	410,253
TOTAL NONCONVERTIBLE BONDS			25,145,813
TOTAL CORPORATE BONDS (Cost $27,519,962)			28,931,384
U.S. Treasury Inflation Protected Obligations - 26.7%
		Principal Amount (e)	Value
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43		$ 5,689,040	$ 4,372,784
0.75% 2/15/42		8,372,646	6,729,841
1.75% 1/15/28		6,551,094	7,011,459
2% 1/15/26		11,424,277	12,655,060
2.125% 2/15/40		4,958,965	5,567,792
2.125% 2/15/41		4,220,338	4,738,980
2.375% 1/15/25		11,522,391	13,247,155
2.375% 1/15/27		10,754,952	12,388,780
2.5% 1/15/29		5,589,476	6,562,391
3.625% 4/15/28		5,158,254	6,820,986
3.875% 4/15/29		8,030,192	11,002,929
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16		15,456,397	15,881,448
0.125% 4/15/17		11,877,212	12,215,439
0.125% 4/15/18		9,346,293	9,536,134
0.125% 1/15/22		16,459,603	15,815,357
0.125% 7/15/22		15,793,669	15,126,749
0.125% 1/15/23		12,851,003	12,132,658
0.375% 7/15/23		13,850,232	13,350,862
0.5% 4/15/15		9,707,474	9,928,543
0.625% 7/15/21		6,861,342	6,965,600
1.125% 1/15/21		14,707,843	15,457,605
1.25% 7/15/20		20,875,542	22,338,450
1.375% 7/15/18		5,348,496	5,801,449
1.375% 1/15/20		13,380,155	14,373,217
1.625% 1/15/15		8,963,683	9,240,293
1.625% 1/15/18		2,321,201	2,524,125
1.875% 7/15/15		9,200,453	9,705,043
1.875% 7/15/19		12,421,121	13,810,734
2% 1/15/16		7,808,002	8,327,413
2.125% 1/15/19		957,326	1,069,625
2.375% 1/15/17		8,344,759	9,188,689
2.5% 7/15/16		18,193,531	19,975,223
2.625% 7/15/17		9,041,440	10,176,565
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $349,754,142)			344,039,378
Asset-Backed Securities - 1.1%
		Principal Amount (e)	Value
Capital Trust RE CDO Ltd. Series 2005-3A Class A2, 5.16% 6/25/35 (g)		$ 38,812	$ 38,812
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.4936% 1/20/37 (g)(h)		82,415	79,222
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (g)		1,048,048	1,037,567
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.4929% 4/7/52 (g)(h)		252,444	242,977
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		284,000	263,504
Series 2002-2 Class M2, 9.163% 3/1/33 (h)		474,000	407,678
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (g)		556,208	323,157
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (g)		642,180	646,739
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		357,723	347,201
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.6026% 11/28/39 (g)(h)		925,436	27,763
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.8146% 9/25/46 (g)(h)		750,000	635,625
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		758,573	370,996
Merit Securities Corp. Series 13 Class M1, 7.8656% 12/28/33 (h)		1,900,000	2,026,683
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9126% 8/28/38 (g)(h)		131,130	129,819
Class C1B, 7.696% 8/28/38 (g)		1,211,876	1,042,214
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		51,094	18,743
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.8878% 2/5/36 (g)(h)		312,358	31
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7459% 9/25/26 (g)(h)		568,000	390,500
Series 2006-1A:
Class A1A, 0.5059% 9/25/26 (g)(h)		18,744	18,697
Class A1B, 0.5759% 9/25/26 (g)(h)		609,000	584,336
Class B, 0.6059% 9/25/26 (g)(h)		400,000	395,800
Class C, 0.7759% 9/25/26 (g)(h)		750,000	730,875
Class D, 0.8759% 9/25/26 (g)(h)		250,000	234,375
Class E, 0.9759% 9/25/26 (g)(h)		250,000	233,125
Class F, 1.3959% 9/25/26 (g)(h)		556,000	510,130
Class G, 1.5959% 9/25/26 (g)(h)		306,000	279,623
Class H, 1.8959% 9/25/26 (g)(h)		814,000	741,798
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.5591% 11/21/40 (g)(h)		$ 1,781,223	$ 1,656,537
Class F, 2.1891% 11/21/40 (g)(h)		1,500,000	300,000
TOTAL ASSET-BACKED SECURITIES (Cost $14,528,175)			13,714,527
Collateralized Mortgage Obligations - 0.0%

Private Sponsor - 0.0%
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.3466% 6/15/22 (g)(h)		117,642	116,319
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.6944% 1/25/19 (g)(h)		21,595	9,499
Class B4, 4.6944% 1/25/19 (g)(h)		43,191	15,667
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.5328% 12/25/46 (g)(h)		189,000	200,641
Series 2010-K7 Class B, 5.6189% 4/25/20 (g)(h)		95,000	101,244
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (g)		44,569	47,120
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $414,350)			490,490
Commercial Mortgage Securities - 1.6%

ACGS Series 2004-1 Class P, 7.4605% 8/1/19 (k)		985,659	977,573
Banc of America Commercial Mortgage Trust Series 2005-1 Class CJ, 5.4659% 11/10/42 (h)		275,000	288,463
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.1666% 3/15/22 (g)(h)		90,411	68,043
Banc of America REMIC Trust Series 2012-CLMZ Class A, 7.6666% 8/15/17 (g)(h)		210,000	215,775
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.6105% 3/11/39 (h)		568,000	590,163
CGBAM Commercial Mortgage Trust Series 2013-D Class D, 3.018% 5/15/30 (g)(h)		250,000	250,629
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (g)		379,000	345,095
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.107% 9/10/46 (h)		250,000	222,300
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (g)(h)	CAD	1,605,000	1,359,033
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Claregold Trust Series 2007-2A: - continued
Class G, 5.01% 5/15/44 (g)(h)	CAD	351,000	$ 282,122
Class H, 5.01% 5/15/44 (g)(h)	CAD	235,000	165,840
Class J, 5.01% 5/15/44 (g)(h)	CAD	235,000	158,026
Class K, 5.01% 5/15/44 (g)(h)	CAD	118,000	68,862
Class L, 5.01% 5/15/44 (g)(h)	CAD	421,000	224,096
Class M, 5.01% 5/15/44 (g)(h)	CAD	1,927,737	937,818
COMM Mortgage Trust Series 2013-CR10 Class D, 4.958% 8/10/46 (g)(h)		200,000	176,700
COMM Mortgage Trust pass-thru certificates:
floater Series 2006-FL12 Class AJ, 0.2966% 12/15/20 (g)(h)		107,345	106,008
Series 2005-LP5 Class F, 5.4652% 5/10/43 (g)(h)		200,000	207,792
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C2 Class F, 6.75% 11/15/30 (g)		153,453	159,179
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.73% 11/10/46 (g)(h)		580,000	589,326
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		145,958	145,785
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.4% 6/10/31 (g)(h)		20,617	20,614
Extended Stay America Trust Series 2013-ESHM Class M, 7.625% 12/5/19 (g)		397,500	397,690
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.6621% 12/25/43 (h)(j)		1,156,048	166,476
Series K012 Class X3, 2.3659% 1/25/41 (h)(j)		665,148	85,607
Series K013 Class X3, 2.885% 1/25/43 (h)(j)		1,124,000	179,093
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (g)		97,020	97,262
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class G, 6.75% 4/15/29 (h)		165,396	181,933
Series 1999-C3 Class J, 6.974% 8/15/36 (g)		516,000	529,301
Series 2000-C1 Class K, 7% 3/15/33		5,847	5,969
GS Mortgage Securities Trust Series 2012-GCJ7:
Class C, 5.9066% 5/10/45 (h)		500,000	530,746
Class D, 5.9066% 5/10/45 (g)(h)		500,000	489,718
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.6935% 12/5/27 (g)(h)		641,000	715,410
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (g)		1,000,000	1,039,490
Series 2010-CNTR Class D, 6.3899% 8/5/32 (g)(h)		284,000	306,095
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (g)		35,707	36,135
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
LB-UBS Commercial Mortgage Trust Series 2006-C4 Class AJ, 6.0747% 6/15/38 (h)		$ 589,000	$ 611,570
LSTAR Commercial Mortgage Trust Series 2011-1:
Class B, 5.4295% 6/25/43 (g)(h)		443,000	453,848
Class D, 5.4295% 6/25/43 (g)(h)		365,500	364,408
Mach One Trust LLC Series 2004-1A Class H, 6.283% 5/28/40 (g)(h)		120,000	124,164
Mezz Capital Commercial Mortgage Trust:
sequential payer Series 2004-C2 Class A, 5.318% 10/15/40 (g)		523,547	473,810
Series 2005-C3 Class D, 7.7% 5/15/44 (g)		600,000	60
Morgan Stanley BAML Trust Series 2013-C12 Class D, 4.935% 10/15/46 (g)		250,000	217,734
Morgan Stanley Capital I Trust:
sequential payer Series 2006-HQ10 Class AM, 5.36% 11/12/41		881,000	966,315
Series 1997-RR Class F, 7.4278% 4/30/39 (g)(h)		40,543	40,543
Series 1998-CF1 Class G, 7.35% 7/15/32 (g)		385,401	293,770
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		758,000	824,624
Series 2011-C2:
Class D, 5.4828% 6/15/44 (g)(h)		358,000	364,661
Class E, 5.4828% 6/15/44 (g)(h)		454,000	449,319
Class F, 5.4828% 6/15/44 (g)(h)		343,000	295,614
Class XB, 0.5344% 6/15/44 (g)(h)(j)		12,067,221	387,261
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)		230,537	294,810
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (g)		474,000	483,333
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.7416% 7/15/24 (g)(h)		341,000	306,900
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		379,000	379,215
Series 2004-C12 Class D, 5.4697% 7/15/41 (h)		426,000	432,225
Series 2004-C14 Class B, 5.17% 8/15/41		632,000	644,447
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.3237% 3/15/45 (g)(h)		220,000	166,502
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $19,561,921)			20,895,300
Common Stocks - 13.2%
	Shares	Value
CONSUMER DISCRETIONARY - 0.8%
Household Durables - 0.8%
Stanley Martin Communities LLC Class B (a)	6,300	$ 9,716,049
FINANCIALS - 12.2%
Capital Markets - 0.0%
Ellington Financial LLC	11,400	258,438
Real Estate Investment Trusts - 12.0%
Acadia Realty Trust (SBI)	182,990	4,543,642
Alexandria Real Estate Equities, Inc.	66,735	4,245,681
American Residential Properties, Inc.	17,100	293,436
American Tower Corp.	18,100	1,444,742
Anworth Mortgage Asset Corp.	63,600	267,756
Apartment Investment & Management Co. Class A	50,800	1,316,228
Arbor Realty Trust, Inc.	42,100	280,386
Associated Estates Realty Corp.	19,800	317,790
AvalonBay Communities, Inc.	35,059	4,145,026
BioMed Realty Trust, Inc.	35,300	639,636
Blackstone Mortgage Trust, Inc.	1,300	35,269
Boston Properties, Inc.	66,601	6,684,742
Camden Property Trust (SBI)	37,414	2,128,108
CBL & Associates Properties, Inc.	141,069	2,533,599
Cedar Shopping Centers, Inc.	112,663	705,270
Chambers Street Properties	24,491	187,356
Chesapeake Lodging Trust	29,666	750,253
Coresite Realty Corp.	33,000	1,062,270
Cousins Properties, Inc.	266,100	2,740,830
CYS Investments, Inc.	72,180	534,854
Douglas Emmett, Inc.	33,300	775,557
DuPont Fabros Technology, Inc.	37,400	924,154
Dynex Capital, Inc.	68,000	544,000
EastGroup Properties, Inc.	8,900	515,577
Equity Lifestyle Properties, Inc.	135,673	4,915,433
Equity One, Inc.	128,026	2,872,903
Equity Residential (SBI)	85,313	4,425,185
Essex Property Trust, Inc.	33,058	4,744,154
Excel Trust, Inc.	71,428	813,565
Federal Realty Investment Trust (SBI)	3,200	324,512
FelCor Lodging Trust, Inc.	55,400	452,064
First Industrial Realty Trust, Inc.	100,200	1,748,490
First Potomac Realty Trust	45,500	529,165
General Growth Properties, Inc.	61,866	1,241,651
Glimcher Realty Trust	316,051	2,958,237
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Hatteras Financial Corp.	17,900	$ 292,486
HCP, Inc.	90,313	3,280,168
Health Care REIT, Inc.	39,875	2,136,104
Highwoods Properties, Inc. (SBI)	10,300	372,551
Host Hotels & Resorts, Inc.	135,481	2,633,751
Kilroy Realty Corp.	37,000	1,856,660
Kite Realty Group Trust	135,933	893,080
LaSalle Hotel Properties (SBI)	104,300	3,218,698
Lexington Corporate Properties Trust (f)	137,400	1,402,854
LTC Properties, Inc.	16,100	569,779
MFA Financial, Inc.	506,166	3,573,532
Mid-America Apartment Communities, Inc.	98,864	6,004,999
Monmouth Real Estate Investment Corp. Class A	15,500	140,895
National Retail Properties, Inc.	6,500	197,145
Newcastle Investment Corp.	93,900	538,986
NorthStar Realty Finance Corp.	42,300	568,935
Piedmont Office Realty Trust, Inc. Class A	169,800	2,805,096
Prologis, Inc.	251,168	9,280,658
Public Storage	54,134	8,148,250
Redwood Trust, Inc.	33,100	641,147
Select Income (REIT)	16,966	453,671
Senior Housing Properties Trust (SBI)	33,700	749,151
Simon Property Group, Inc.	115,073	17,509,508
SL Green Realty Corp.	58,119	5,369,033
Stag Industrial, Inc.	31,900	650,441
Summit Hotel Properties, Inc.	21,800	196,200
Sun Communities, Inc.	21,050	897,572
Sunstone Hotel Investors, Inc.	61,518	824,341
Terreno Realty Corp.	62,000	1,097,400
The Macerich Co.	3,913	230,437
Two Harbors Investment Corp.	54,500	505,760
UDR, Inc.	64,100	1,496,735
Ventas, Inc.	175,847	10,072,516
Vornado Realty Trust	13,247	1,176,201
Washington REIT (SBI)	17,600	411,136
Weyerhaeuser Co.	80,374	2,537,407
WP Carey, Inc.	5,000	306,750
		155,681,554
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.2%
Forest City Enterprises, Inc. Class A (a)	85,331	$ 1,629,822
Kennedy-Wilson Holdings, Inc.	28,000	623,000
		2,252,822
TOTAL FINANCIALS		158,192,814
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Brookdale Senior Living, Inc. (a)	13,300	361,494
Emeritus Corp. (a)	118,901	2,571,829
		2,933,323
TOTAL COMMON STOCKS (Cost $182,666,970)		170,842,186
Preferred Stocks - 1.8%

Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.2%
CommonWealth REIT 6.50%	22,800	467,628
Excel Trust, Inc. 7.00% (g)	43,800	1,052,952
Health Care REIT, Inc. Series I, 6.50%	3,800	195,225
Lexington Corporate Properties Trust Series C, 6.50%	13,700	602,800
		2,318,605
Nonconvertible Preferred Stocks - 1.6%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Red Lion Hotels Capital Trust 9.50%	25,153	643,917
FINANCIALS - 1.6%
Real Estate Investment Trusts - 1.6%
AG Mortgage Investment Trust, Inc. 8.00%	12,379	267,882
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	81,500	8
Series B, 9.25% (a)	233,544	23
American Homes 4 Rent Series A, 5.00%	20,000	499,800
Annaly Capital Management, Inc.:
Series A, 7.875%	35,200	858,880
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Annaly Capital Management, Inc.: - continued
Series C, 7.625%	2,324	$ 51,477
Series D, 7.50%	11,671	256,762
Anworth Mortgage Asset Corp. Series A, 8.625%	41,700	1,019,565
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625%	13,174	327,374
Apollo Residential Mortgage, Inc. Series A, 8.00%	11,647	250,993
Arbor Realty Trust, Inc. Series A, 8.25%	8,989	214,837
Armour Residential REIT, Inc. Series B, 7.875%	5,645	113,803
CBL & Associates Properties, Inc. Series D, 7.375%	10,347	245,741
Cedar Shopping Centers, Inc. Series B, 7.25%	12,171	279,933
CenterPoint Properties Trust Series D, 5.377%	5,280	3,432,000
Chesapeake Lodging Trust Series A, 7.75%	4,050	99,590
Coresite Realty Corp. Series A, 7.25%	11,776	265,902
Cousins Properties, Inc. Series B, 7.50%	8,259	207,714
CYS Investments, Inc. Series A, 7.75%	2,162	44,948
DDR Corp.:
Series J, 6.50%	6,519	142,114
Series K, 6.25%	5,623	117,408
Digital Realty Trust, Inc. Series G, 5.875%	6,286	114,091
Duke Realty LP Series L, 6.60%	1,034	23,420
Dynex Capital, Inc.:
Series A, 8.50%	20,755	472,591
Series B, 7.625%	10,545	216,067
Equity Lifestyle Properties, Inc. Series C, 6.75%	29,989	685,249
Essex Property Trust, Inc. Series H, 7.125%	1,900	48,697
Excel Trust, Inc. Series B, 8.125%	24,000	622,800
First Potomac Realty Trust 7.75%	22,008	531,493
General Growth Properties, Inc. Series A, 6.375%	1,647	33,187
Glimcher Realty Trust:
6.875%	702	15,163
Series G, 8.125%	3,562	89,157
Series H, 7.50%	2,898	66,915
Hatteras Financial Corp. Series A, 7.625%	5,740	118,588
Hudson Pacific Properties, Inc. 8.375%	11,698	306,605
Invesco Mortgage Capital, Inc. Series A, 7.75%	6,507	139,705
iStar Financial, Inc.:
Series E, 7.875%	3,811	89,063
Series F, 7.80%	17,116	389,047
Series G, 7.65%	6,000	137,040
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Kite Realty Group Trust 8.25%	900	$ 22,725
LaSalle Hotel Properties:
Series G, 7.25%	6,119	144,837
Series I, 6.375%	3,663	73,919
LBA Realty Fund II Series B, 7.625%	27,795	543,392
MFA Financial, Inc.:
8.00%	11,262	275,919
Series B, 7.50%	64,227	1,406,571
National Retail Properties, Inc. 5.70%	3,272	62,168
New York Mortgage Trust, Inc. Series B, 7.75%	8,886	178,609
NorthStar Realty Finance Corp.:
Series B, 8.25%	7,991	181,316
Series C, 8.875%	10,582	252,910
Series D, 8.50%	6,986	162,704
Pebblebrook Hotel Trust:
Series A, 7.875%	11,500	287,155
Series B, 8.00%	7,600	190,304
Series C, 6.50%	5,758	117,233
Pennsylvania (REIT) 7.375%	4,082	96,866
Prologis, Inc. Series Q, 8.54%	3,700	200,540
PS Business Parks, Inc. Series U, 5.75%	6,700	129,645
Saul Centers, Inc.:
Series A, 8.00%	3,440	88,580
Series C, 6.875%	14,926	331,059
Stag Industrial, Inc. Series A, 9.00%	40,000	1,056,000
Strategic Hotel & Resorts, Inc. Series A, 8.50%	4,614	110,644
Summit Hotel Properties, Inc.:
Series B, 7.875%	9,827	234,276
Series C, 7.125%	6,788	146,892
Sun Communities, Inc. Series A, 7.125%	15,940	377,778
Taubman Centers, Inc. Series K, 6.25%	4,319	85,732
Terreno Realty Corp. Series A, 7.75%	5,000	122,500
UMH Properties, Inc. Series A, 8.25%	14,000	352,100
Weingarten Realty Investors (SBI) Series F, 6.50%	6,320	143,022
		20,171,028
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Management & Development - 0.0%
Kennedy-Wilson, Inc. 7.75%	7,372	$ 179,803
TOTAL FINANCIALS		20,350,831
TOTAL NONCONVERTIBLE PREFERRED STOCKS		20,994,748
TOTAL PREFERRED STOCKS (Cost $33,068,331)		23,313,353
Bank Loan Obligations - 1.1%
	Principal Amount (e)
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.3%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (h)	$ 250,000	248,750
CityCenter Holdings LLC Tranche B, term loan 5% 10/16/20 (h)	80,000	81,000
Cooper Hotel Group REL 12% 11/6/17	999,369	1,049,337
Extended Stay America, Inc. REL 9.625% 12/1/19	1,125,000	1,153,125
Four Seasons Holdings, Inc. Tranche 2LN, term loan 6.25% 12/27/20 (h)	20,000	20,450
La Quinta:
Tranche A, term loan 11.375% 7/6/14 (h)	277,850	282,379
Tranche B, term loan 11.375% 7/6/14 (h)	208,389	211,786
Tranche D, term loan 14.9% 7/6/14 (h)	1,000,000	1,020,000
		4,066,827
Multiline Retail - 0.0%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (h)	139,300	136,340
Specialty Retail - 0.1%
The Pep Boys - Manny, Moe & Jack Tranche B, term loan 4.25% 10/11/18 (h)	282,150	282,150
TOTAL CONSUMER DISCRETIONARY		4,485,317
Bank Loan Obligations - continued
	Principal Amount (e)	Value
FINANCIALS - 0.6%
Diversified Financial Services - 0.3%
Blackstone REL 10% 10/1/17	$ 2,987,839	$ 3,047,596
BRE Select Hotels Corp. REL 5.917% 5/9/18 (h)	503,337	507,867
		3,555,463
Real Estate Investment Trusts - 0.0%
iStar Financial, Inc. Tranche B, term loan 4.5% 10/15/17 (h)	473,990	475,768
Real Estate Management & Development - 0.3%
CBRE Group, Inc. Tranche B, term loan 2.915% 3/28/21 (h)	84,363	84,679
CityCenter REL 8.75% 7/12/14 (h)	2,067,092	2,067,092
Equity Inns Reality LLC Tranche A, term loan 11% 11/4/14 (h)	1,097,915	977,815
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (h)	30,589	30,512
Realogy Group LLC Tranche B, term loan 4.5% 3/5/20 (h)	565,725	571,382
		3,731,480
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (h)	44,663	45,277
TOTAL FINANCIALS		7,807,988
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Community Health Systems, Inc. term loan 3.7369% 1/25/17 (h)	91,500	91,500
INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (h)	720,794	706,378
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Crown Castle Operating Co. Tranche A, term loan 2.67% 1/31/19 (h)	177,792	177,792
Bank Loan Obligations - continued
	Principal Amount (e)	Value
UTILITIES - 0.0%
Electric Utilities - 0.0%
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (h)	$ 467,065	$ 472,343
TOTAL BANK LOAN OBLIGATIONS (Cost $13,655,784)		13,741,318
Commodity Funds - 23.8%

Fidelity Commodity Strategy Central Fund (i) (Cost $404,809,943)	32,353,985	307,686,395
Fixed-Income Funds - 27.1%
	Shares
Fidelity Floating Rate Central Fund (i) (Cost $332,056,386)	3,254,305	349,740,158
Preferred Securities - 0.0%
	Principal Amount (e)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (g) (Cost $567,389)	$ 500,000	25,000
Money Market Funds - 0.6%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	7,162,022	7,162,022
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	289,800	289,800
TOTAL MONEY MARKET FUNDS (Cost $7,451,822)		7,451,822
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $1,386,055,175)		1,280,871,311
NET OTHER ASSETS (LIABILITIES) - 0.8%		10,447,790
NET ASSETS - 100%		$ 1,291,319,101
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $30,249,457 or 2.3% of net assets.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $977,573 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4605% 8/1/19	2/17/11	$ 954,477
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,284
Fidelity Commodity Strategy Central Fund	97,687
Fidelity Floating Rate Central Fund	4,685,387
Fidelity Securities Lending Cash Central Fund	379
Total	$ 4,785,737
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 326,292,334	$ -	$ 15,430,270	$ 307,686,395	95.1%
Fidelity Floating Rate Central Fund	378,972,351	-	33,003,884	349,740,158	25.1%
Total	$ 705,264,685	$ -	$ 48,434,154	$ 657,426,553
Other Information

The following is a summary of the inputs used, as of December 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,359,966	$ 643,917	$ -	$ 9,716,049
Financials	180,862,250	176,182,042	1,248,177	3,432,031
Health Care	2,933,323	2,933,323	-	-
Corporate Bonds	28,931,384	-	24,457,044	4,474,340
U.S. Government and Government Agency Obligations	344,039,378	-	344,039,378	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Asset-Backed Securities	$ 13,714,527	$ -	$ 7,915,075	$ 5,799,452
Collateralized Mortgage Obligations	490,490	-	465,324	25,166
Commercial Mortgage Securities	20,895,300	-	15,414,640	5,480,660
Bank Loan Obligations	13,741,318	-	4,402,136	9,339,182
Fixed-Income Funds	349,740,158	349,740,158	-	-
Preferred Securities	25,000	-	-	25,000
Money Market Funds	7,451,822	7,451,822	-	-
Commodity Funds	307,686,395	307,686,395	-	-
Total Investments in Securities:	$ 1,280,871,311	$ 844,637,657	$ 397,941,774	$ 38,291,880
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 39,004,593
Net Realized Gain (Loss) on Investment Securities	106,041
Net Unrealized Gain (Loss) on Investment Securities	1,367,852
Cost of Purchases	20,529
Proceeds of Sales	(2,719,384)
Amortization/Accretion	205,997
Transfers into Level 3	306,252
Transfers out of Level 3	-
Ending Balance	$ 38,291,880
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2013	$ 1,369,302

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $1,402,038,581. Net unrealized depreciation aggregated $121,167,270, of which $41,553,745 related to appreciated investment securities and $162,721,015 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities and U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. For equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 12/31/13	Valuation Technique (s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Asset-Backed Securities	$ 969,896	Discounted cash flow	Yield	7.5% - 10% / 8.3%	Decrease
Collateralized Mortgage Obligations	$ 25,166	Discounted cash flow	Yield	10.5% - 11% / 10.8%	Decrease
Commercial Mortgage Securities	$ 668,714	Discounted cash flow	Yield	14.0%	Decrease
		Market comparable	Spread	13.9%	Decrease
			Quoted price	$90.00	Increase
Common Stocks	$ 9,716,049	Adjusted book value	Book value multiple	1.3	Increase
Corporate Bonds	$ 4,473,620	Discounted cash flow	Discount rate	15.0%	Decrease
Bank Loan Obligations	$ 3,624,296	Discounted cash flow	Yield	8.7% - 10.7% / 9.4%	Decrease
		Market comparable	Transaction price	$100.90	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 28, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 28, 2014